Derivative Instruments	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Interest rate swap agreement
The Company uses derivative instruments in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swap as a cash flow hedge of its U.S. Dollar LIBOR-denominated borrowings.

In March 2020, the Company entered into an interest rate swap agreement which is scheduled to mature in December 2024. The following summarizes the Company's interest rate swap agreement as at September 30, 2021:

	Interest Rate	Notional Amount	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Swap Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	(120)	3.3	0.76

(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of September 30, 2021, ranged from 2.25% to 2.40%.
The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A– or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.
Forward freight agreements
The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized loss on derivative instruments in the Company's unaudited consolidated statements of (loss) income.
Tabular Disclosure
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Derivative Assets	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$
As at September 30, 2021
Interest rate swap agreement	181	(301)	—
Forward freight agreements	—	(270)	—
	181	(571)	—

As at December 31, 2020
Interest rate swap agreement	—	(289)	(597)
	—	(289)	(597)
Realized and unrealized (losses) gains relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the Company’s unaudited consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2021			September 30, 2020
	Realized Losses	Unrealized Gains	Total	Realized Losses	Unrealized Gains (Losses)	Total
	$	$	$	$	$	$
Interest rate swap agreement	(79)	75	(4)	(58)	49	(9)
Forward freight agreements	(359)	136	(223)	(184)	(221)	(405)
	(438)	211	(227)	(242)	(172)	(414)

	Nine Months Ended			Nine Months Ended
	September 30, 2021			September 30, 2020
	Realized Losses	Unrealized Gains (Losses)	Total	Realized Gains (Losses)	Unrealized Losses	Total
	$	$	$	$	$	$
Interest rate swap agreement	(216)	766	550	551	(1,648)	(1,097)
Forward freight agreements	(419)	(167)	(586)	(433)	(300)	(733)
	(635)	599	(36)	118	(1,948)	(1,830)